Financial Instruments and Fair Value Disclosure	12 Months Ended
Nov. 30, 2014
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosure
Financial Instruments and Fair Value Disclosures
The following table presents the carrying amounts and estimated fair values of financial instruments held by the Company at November 30, 2014 and 2013, using available market information and what the Company believes to be appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies might have a material effect on the estimated fair value amounts. The table excludes cash and cash equivalents, restricted cash, receivables, net, and accounts payable, all of which had fair values approximating their carrying amounts due to the short maturities and liquidity of these instruments.

		November 30,
		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
(In thousands)	Hierarchy	Amount	Value	Amount	Value
ASSETS
Rialto:
Loans receivable, net	Level 3	$130,105	135,881	278,392	305,810
Investments held-to-maturity	Level 3	$17,290	17,155	16,070	15,952
Lennar Financial Services:
Loans held-for-investment, net	Level 3	$26,894	26,723	26,356	26,095
Investments held-to-maturity	Level 2	$45,038	45,051	62,344	62,580
LIABILITIES
Lennar Homebuilding senior notes and other debts payable	Level 2	$4,690,213	5,760,075	4,194,432	4,971,500
Rialto notes payable and other debts payable	Level 2	$623,246	640,335	441,883	438,373
Lennar Financial Services notes and other debts payable	Level 2	$704,143	704,143	374,166	374,166
Lennar Multifamily notes payable	Level 2	$—	—	13,858	13,858

The following methods and assumptions are used by the Company in estimating fair values:
Lennar Homebuilding and Lennar Multifamily—For senior notes and other debts payable, the fair value of fixed-rate borrowings is based on quoted market prices and the fair value of variable-rate borrowings is based on expected future cash flows calculated using current market forward rates.
Rialto—The fair values for loans receivable, net are based on the fair value of the collateral less estimated cost to sell or discounted cash flows, if estimable. The fair value for investments held-to-maturity is based on discounted cash flows. For notes and other debts payable, the fair value is calculated based on discounted cash flows using the Company’s weighted average borrowing rate and for the warehouse repurchase financing agreements fair values approximate their carrying value due to their short maturities.
Lennar Financial Services—The fair values above are based on quoted market prices, if available. The fair values for instruments that do not have quoted market prices are estimated by the Company on the basis of discounted cash flows or other financial information.
Fair Value Measurements
GAAP provides a framework for measuring fair value, expands disclosures about fair value measurements and establishes a fair value hierarchy which prioritizes the inputs used in measuring fair value summarized as follows:
Level 1:    Fair value determined based on quoted prices in active markets for identical assets.
Level 2:    Fair value determined using significant other observable inputs.
Level 3:    Fair value determined using significant unobservable inputs.
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:
Financial Instruments

(In thousands)	Fair Value Hierarchy	Fair Value at November 30, 2014	Fair Value at November 30, 2013
Lennar Financial Services:
Loans held-for-sale (1)	Level 2	$738,396	414,231
Mortgage loan commitments	Level 2	$12,687	7,335
Forward contracts	Level 2	$(7,576)	1,444
Mortgage servicing rights	Level 3	$17,353	11,455
Lennar Homebuilding:
Investments available-for-sale	Level 3	$480	40,032
Rialto:
Loans held-for-sale (2)	Level 3	$113,596	44,228

(1)
The aggregate fair value of Lennar Financial Services loans held-for-sale of $738.4 million at November 30, 2014 exceeds their aggregate principal balance of $706.0 million by $32.4 million. The aggregate fair value of loans held-for-sale of $414.2 million at November 30, 2013 exceeds their aggregate principal balance of $399.0 million by $15.3 million.

(2)
The aggregate fair value of Rialto loans held-for-sale of $113.6 million at November 30, 2014 exceeds their aggregate principal balance of $111.8 million by $1.8 million. The aggregate fair value of Rialto loans held-for-sale of $44.2 million at November 30, 2013 exceeds their aggregate principal balance of $44.0 million by $0.2 million.

The estimated fair values of the Company’s financial instruments have been determined by using available market information and what the Company believes to be appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies might have a material effect on the estimated fair value amounts. The following methods and assumptions are used by the Company in estimating fair values:
Lennar Financial Services loans held-for-sale— Fair value is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. Management believes carrying loans held-for-sale at fair value improves financial reporting by mitigating volatility in reported earnings caused by measuring the fair value of the loans and the derivative instruments used to economically hedge them without having to apply complex hedge accounting provisions. In addition, the Company recognizes the fair value of its rights to service a mortgage loan as revenue upon entering into an interest rate lock loan commitment with a borrower. The fair value of these servicing rights is included in Lennar Financial Services’ loans held-for-sale as of November 30, 2014 and 2013. Fair value of servicing rights is determined based on actual sales of servicing rights on loans with similar characteristics.
Lennar Financial Services mortgage loan commitments— Fair value of commitments to originate loans is based upon the difference between the current value of similar loans and the price at which the Lennar Financial Services segment has committed to originate the loans. The fair value of commitments to sell loan contracts is the estimated amount that the Lennar Financial Services segment would receive or pay to terminate the commitments at the reporting date based on market prices for similar financial instruments. In addition, the Company recognizes the fair value of its rights to service a mortgage loan as revenue upon entering into an interest rate lock loan commitment with a borrower. The fair value of servicing rights is determined based on actual sales of servicing rights on loans with similar characteristics. The fair value of the mortgage loan commitments and related servicing rights is included in Lennar Financial Services’ other assets.
Lennar Financial Services forward contracts— Fair value is based on quoted market prices for similar financial instruments. As of November 30, 2014, the fair value of forward contracts is included in the Lennar Financial Services segment's other liabilities. As of November 30, 2013, the fair value of forward contracts is included in the Lennar Financial Services segment's other assets.
Lennar Financial Services mortgage servicing rights — Lennar Financial Services records mortgage servicing rights when it sells loans on a servicing-retained basis, at the time of securitization or through the acquisition or assumption of the right to service a financial asset. The fair value of the mortgage servicing rights is calculated using third-party valuations. The key assumptions, which are generally unobservable inputs, used in the valuation of the mortgage servicing rights include mortgage prepayment rates, discount rates and delinquency rates. As of November 30, 2014, the key assumptions used in determining the fair value include a 13.2% mortgage prepayment rate, a 6.5% delinquency rate and a 12.0% discount rate. The fair value of mortgage servicing rights is included in the Lennar Financial Services segment's other assets.
Lennar Homebuilding investments available-for-sale— The fair value of these investments is based on third-party valuations and/or estimated by the Company on the basis of discounted cash flows and it is included in the Lennar Homebuilding segment's other assets.
Rialto loans held-for-sale— The fair value of loans held-for-sale is calculated from model-based techniques that use discounted cash flow assumptions and the Company’s own estimates of CMBS spreads, market interest rate movements and the underlying loan credit quality. Loan values are calculated by allocating the change in value of an assumed CMBS capital structure to each loan. The value of an assumed CMBS capital structure is calculated, generally, by discounting the cash flows associated with each CMBS class at market interest rates and at the Company’s own estimate of CMBS spreads. The Company estimates CMBS spreads by observing the pricing of recent CMBS offerings, secondary CMBS markets, changes in the CMBX index, and general capital and commercial real estate market conditions. Considerations in estimating CMBS spreads include comparing the Company’s current loan portfolio with comparable CMBS offerings containing loans with similar duration, credit quality and collateral composition. These methods use unobservable inputs in estimating a discount rate that is used to assign a value to each loan. While the cash payments on the loans are contractual, the discount rate used and assumptions regarding the relative size of each class in the CMBS capital structure can significantly impact the valuation. Therefore, the estimates used could differ materially from the fair value determined when the loans are sold to a securitization trust.
The changes in fair value for Level 1 and Level 2 financial instruments measured on a recurring basis are shown below by financial instrument and financial statement line item:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Changes in fair value included in Lennar Financial Services revenues:
Loans held-for-sale	$17,124	(7,927)	11,654
Mortgage loan commitments	$5,352	(5,378)	8,521
Forward contracts	$(9,020)	4,014	(1,166)

Interest income on Lennar Financial Services loans held-for-sale measured at fair value is calculated based on the interest rate of the loan and recorded as revenues in the Lennar Financial Services’ statement of operations.
The Lennar Financial Services segment uses mandatory mortgage-backed securities (“MBS”) forward commitments, option contracts and investor commitments to hedge its mortgage-related interest rate exposure. These instruments involve, to varying degrees, elements of credit and interest rate risk. Credit risk associated with MBS forward commitments, option contracts and loan sales transactions is managed by limiting the Company’s counterparties to investment banks, federally regulated bank affiliates and other investors meeting the Company’s credit standards. The segment’s risk, in the event of default by the purchaser, is the difference between the contract price and fair value of the MBS forward commitments and option contracts. At November 30, 2014, the segment had open commitments amounting to $771.0 million to sell MBS with varying settlement dates through February 2015.
The following tables represents the reconciliations of the beginning and ending balance for the Level 3 recurring fair value measurements:

	November 30,
(In thousands)	2014	2013
Mortgage servicing rights, beginning of period	$11,455	4,749
Purchases and retention of mortgage servicing rights (1)	9,314	5,675
Disposals	(2,308)	(790)
Changes in fair value (2)	(1,108)	1,821
Mortgage servicing rights, end of period	17,353	11,455

(1)	For the year ended November 30, 2014, purchases and retention of mortgage servicing rights included the $5.7 million acquisition of a portfolio of mortgage servicing rights.

(2)	Amount represents changes in fair value included in Lennar Financial Services revenues.

	November 30,
(In thousands)	2014	2013
Investments available-for-sale, beginning of period	$40,032	19,591
Purchases and other (1)	21,274	25,518
Sales	(51,934)	(5,618)
Changes in fair value (2)	7,379	748
Settlements (3)	(16,271)	(207)
Investments available-for-sale, end of period	$480	40,032

(1)	Represents investments in community development district bond that mature at 2039.

(2)
The changes in fair value were not included in other comprehensive income because the changes in fair value were deferred as a result of the Company's continuing involvement in the underlying real estate collateral.

(3)
The investments available-for-sale that were settled during the year ended November 30, 2014 related to investments in community development district bonds, which were in default by the borrower and regarding which the Company redeemed the bonds.

	November 30,
(In thousands)	2014	2013
Rialto loans held-for-sale, beginning of period	$44,228	—
Loan originations	1,562,748	690,266
Originated loans sold, including those not settled	(1,494,075)	(646,266)
Interest and principal paydowns	(800)	195
Changes in fair value (1)	1,495	33
Rialto loans held-for-sale, end of period	$113,596	44,228

(1)	Amount represents changes in fair value included in Rialto revenues.
The Company’s assets measured at fair value on a nonrecurring basis are those assets for which the Company has recorded valuation adjustments and write-offs. The fair values included in the tables below represent only those assets whose carrying values were adjusted to fair value during the respective periods disclosed. The assets measured at fair value on a nonrecurring basis are summarized below:

	Years Ended November 30,
		2014			2013			2012
(In thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Total Gains (Losses) (1)	Carrying Value	Fair Value	Total Gains (Losses) (1)	Carrying Value	Fair Value	Total Gains (Losses) (1)
Financial Assets
Rialto:
Impaired loans receivable	Level 3	$187,218	130,105	(57,113)	237,829	221,690	(16,139)	354,687	326,721	(27,966)
Non-financial assets
Lennar Homebuilding:
Finished homes and construction in progress (2)	Level 3	$8,071	4,498	(3,573)	16,453	11,995	(4,458)	25,784	14,755	(11,029)
Land and land under development (2)	Level 3	$7,013	6,143	(870)	—	—	—	18,044	16,166	(1,878)
Investments in unconsolidated entities (3)	Level 3	$—	—	—	20,921	20,024	(897)	—	—	—
Rialto:
REO - held-for-sale (4)
Upon acquisition/transfer	Level 3	$26,750	25,145	(1,605)	14,367	15,985	1,618	14,325	9,987	(4,338)
Upon management periodic valuations	Level 3	$50,115	42,279	(7,836)	26,772	21,199	(5,573)	19,718	17,139	(2,579)
REO - held-and-used, net (5)
Upon acquisition/transfer	Level 3	$60,572	55,407	(5,165)	79,775	86,262	6,487	172,654	175,114	2,460
Upon management periodic valuations	Level 3	$39,728	28,227	(11,501)	22,743	12,226	(10,517)	33,003	26,300	(6,703)

(1)
Represents losses due to valuation adjustments, write-offs, gains (losses) from transfers or acquisitions of real estate through foreclosure and REO impairments recorded during the years ended November 30, 2014, 2013 and 2012.

(2)	Valuation adjustments were included in Lennar Homebuilding costs and expenses in the Company's consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.

(3)	Valuation adjustments were included in Lennar Homebuilding other income, net in the Company's consolidated statement of operations for the year ended November 30, 2013.

(4)
REO held-for-sale assets are initially recorded at fair value less estimated costs to sell at the time of the transfer or acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-for-sale is based upon appraised value at the time of foreclosure or management's best estimate. In addition, management periodically performs valuations of its REO held-for-sale. The gains (losses) upon the transfer or acquisition of REO and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.

(5)
REO held-and-used, net, assets are initially recorded at fair value at the time of acquisition through, or in lieu of, loan foreclosure. The fair value of REO held-and-used, net, is based upon the appraised value at the time of foreclosure or management’s best estimate. In addition, management periodically performs valuations of its REO held-and-used, net. The gains (losses) upon acquisition of REO held-and-used, net and impairments were included in Rialto other income (expense), net, in the Company’s consolidated statement of operations for the years ended November 30, 2014, 2013 and 2012.

See Note 1 for a detailed description of the Company’s process for identifying and recording valuation adjustments related to Lennar Homebuilding inventory, Lennar Homebuilding investments in unconsolidated entities and Rialto REO assets.